Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 15.	Share-Based Compensation

The amount of share-based compensation expenses included in applicable costs of sales and expense categories and related tax effects are summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Cost of revenues	$124	176	235
Research and development	5,062	5,625	6,705
General and administrative	872	1,191	1,308
Sales and marketing	1,005	1,230	1,425
Total compensation recognized in income	$7,063	8,222	9,673
Income tax benefit	$818	1,886	2,170

(a)	Long-term Incentive Plan

On October 25, 2005 and September 7, 2011, the Company’s shareholders approved a long-term incentive plan, respectively. Both plans permit the grants of options or RSUs to the Company’s employees, directors and service providers where each unit of RSU represents two ordinary shares of the Company. The 2005 plan was terminated in October 2010.

On September 29, 2008, the Company’s compensation committee made grants of 7,108,675 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 60.64% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $12,714 thousand, a subsequent 13.12% will vest on each of September 30, 2009, 2010 and 2011 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2009, the Company’s compensation committee made grants of 3,577,686 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 55.96% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,508 thousand, a subsequent 14.68% will vest on each of September 30, 2010, 2011 and 2012 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2010, the Company’s compensation committee made grants of 3,488,952 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 68.11% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $5,870 thousand, a subsequent 10.63% will vest on each of September 30, 2011, 2012 and 2013 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 28, 2011, the Company’s compensation committee made grants of 2,727,278 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 97.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $2,873 thousand, a subsequent 0.88% will vest on each of September 30, 2012, 2013 and 2014 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2012, the Company’s compensation committee made grants of 5,522,279 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 58.36% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $6,286 thousand, a subsequent 13.88% will vest on each of September 30, 2013, 2014 and 2015 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

On September 26, 2013, the Company’s compensation committee made grants of 867,771 RSUs to the Company’s employees. The vesting schedule for the RSUs is as follows: 88.90% of the RSUs grant vested immediately on the grant date which was settled by cash amounting to $7,833 thousand, a subsequent 3.70% will vest on each of September 30, 2014, 2015 and 2016 which will be settled by the Company’s ordinary shares, subject to certain forfeiture events.

The amount of compensation expense from the long-term incentive plan was determined based on the estimated fair value and the market price of ADS (one ADS represents two ordinary shares) underlying the RSUs granted on the date of grant, which were $2.95 per ADS, $3.25 per ADS, $2.47 per ADS, $1.1 per ADS, $1.95 per ADS and $10.15 per ADS on September 29, 2008, September 28, 2009, September 28, 2010, September 28, 2011, September 26, 2012 and September 26, 2013, respectively.

RSUs activity under the long-term incentive plan during the periods indicated is as follows:

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value

Balance at January 1, 2011	2,688,382	$2.87
Granted	2,727,278	1.10
Vested	(4,096,965)	1.74
Forfeited	(146,307)	2.87
Balance at December 31, 2011	1,172,388	2.68
Granted	5,522,279	1.95
Vested	(3,879,959)	2.10
Forfeited	(177,253)	2.81
Balance at December 31, 2012	2,637,455	1.99
Granted	867,771	10.15
Vested	(1,719,273)	5.70
Forfeited	(274,730)	1.92
Balance at December 31, 2013	1,511,223	2.47

As of December 31, 2013, the total compensation cost related to the unvested RSUs not yet recognized was $2,711 thousand. The weighted-average period over which it is expected to be recognized is 1.81 years.

As of December 31, 2013, all 1,511,223 unvested RSUs were outstanding under 2011 plan.

In 2011, the Company settled RSUs releases with newly issued shares of ordinary shares were 2,971,212 shares. In 2012, the Company settled RSUs release with shares buyback were 1,312,844 shares. In 2013, the Company settled RSUs release with shares buyback were 1,899,910 shares.

The allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan are summarized as follows:

	Year Ended December 31,
	2011	2012	2013
	(in thousands)

Cost of revenues	$124	176	235
Research and development	4,790	5,605	6,686
General and administrative	863	1,184	1,307
Sales and marketing	996	1,230	1,425
Total compensation from RSUs	$6,773	8,195	9,653
Income tax benefit	$818	1,886	2,170

(b)	Non-vested Shares Issued to Employees

From September 2007 to December 2010, Himax Imaging Inc. (“Imaging Cayman”, a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share. The shares vest over four years after the grant date. If employees leave Himax Imaging before completing the four year service period, they would sell these shares back to Himax Imaging at their original purchase price. On January 1, 2011, 5,346,777 unvested ordinary shares of Imaging Cayman were cancelled in exchange for 1,939,490 unvested ordinary shares of Himax Imaging Ltd. (“Imaging Taiwan”, a consolidated subsidiary) by per ordinary share of Imaging Cayman in exchange for 0.36274 ordinary share of Imaging Taiwan. The plan will continue to vest according to the original vesting schedule.

During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan’s ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share. The shares vest over one year or three years after the grant date. If employees leave Himax Imaging before completing the service period, Himax Imaging has the option to buy the vested shares back at employees’ original purchase price. In 2011, 2012 and 2013, the Company recognized compensation expenses of $71 thousand, $14 thousand and $9 thousand, respectively, which were determined based on the estimated fair value of the ordinary shares of Imaging Taiwan on the date of grant, which was NT$21 (US$0.72) per share. Such compensation expense was recorded as research and development expenses, general and administrative expense and sales and marketing expense in the consolidated statements of income with a corresponding increase to noncontrolling interests in the consolidated balance sheets. The fair value of ordinary shares was determined based on a third-party valuation conducted by an independent third-party appraiser.

Non-vested share activity of this award for Imaging Taiwan during the period indicated is as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value

Balance at January 1, 2011	1,939,490	$0.72
Granted	567,689	0.72
Vested	(601,129)	0.72
Forfeited	(28,971)	0.72
Balance at December 31, 2011	1,877,079	0.72
Vested	(699,967)	0.72
Forfeited	(821,365)	0.72
Balance at December 31, 2012	355,747	0.72
Vested	(181,448)	0.72
Forfeited	(143,160)	0.72
Balance at December 31, 2013	31,139	0.72

As of December 31, 2013, the total compensation cost related to this award not yet recognized was $0.3 thousand. The weighted-average period over which it is expected to be recognized is 0.17 years.

(c)	Employee stock options

(i)
On December 20, 2007 and October 20, 2009, board of directors of Himax Media Solutions approved two plans, the 2007 plan and the 2009 plan, respectively, to grant stock options to certain employees. These two plans authorize grants to purchase up to 6,800,000 shares and 2,300,000 shares, respectively, of Himax Media Solutions’ authorized but unissued ordinary shares. The exercise price was NT$15 (US$0.464) and NT$10 (US$0.311), respectively.

On November 29, 2011, Himax Media Solutions’ general shareholders’ meeting approved a capital reduction plan to offset its loss by a ratio of 75% and effected on December 12, 2011. Concurrently with the capital reduction plan, the exercise price was changed to NT$60 (US$1.856) and NT$40 (US$1.244), respectively.

All options under these plans have four-year vesting period, 50%, 25% and 25% of each grant will be vested subsequent to the second, third and fourth anniversary of the grant date, respectively. The Company recognized compensation expenses of $219 thousand, $13 thousand and $11 thousand in 2011, 2012 and 2013, respectively. Such compensation expense was recorded as sales and marketing expense, general and administrative expense and research and development expenses in the consolidated statements of income. There was no income tax benefit realized in the consolidated statements of income for employee stock options for the years ended December 31, 2011, 2012 and 2013.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Himax Media Solutions uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Himax Media Solutions’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 10 years and 5 years ROC central government bond at the time of grant for the 2007 plan and the 2009 plan, respectively.

	2007	2009
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	39.94%	51.52%
Expected term (years)	4.375	4.375
Risk-free interest rate	2.4776%	2%

Numbers of shares and related data have been retroactively adjusted to reflect the effect of Himax Media Solutions’ capital reduction. A summary of stock options activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2011	1,443,875	$1.660	2.452
Granted	444,500	1.834
Exercised	-	-
Forfeited	(346,813)	1.717
Balance at December 31, 2011	1,541,562	1.696	1.803
Granted	9,750	1.856
Exercised	-	-
Forfeited	(372,187)	1.721
Balance at December 31, 2012	1,179,125	1.690	0.803
Granted	-	-
Exercised	-	-
Forfeited	(890,625)	1.834
Balance at December 31, 2013	288,500	1.244	-
Exercisable at December 31, 2013	288,500	1.244

The weighted average grant date calculated value of the options granted in 2007 and 2009 were NT$21.6608 (US$0.672) and NT$5.2 (US$0.160), respectively.

(ii)
On July 1, 2012 and July 1, 2013, board of directors of Imaging Cayman approved a plan to grant stock options, the 2012 plan and the 2013 plan, respectively, to certain employees. These two plans authorize grants to purchase up to 2,000,000 shares and 430,000 shares, respectively, of Imaging Taiwan’ issued ordinary shares held by Imaging Cayman. The exercise price was NT$30 (US$1.004) and NT$30 (US$1), respectively.

The 2012 plan has four years contractual life and three years vesting period. Based on the vesting schedule, 50% of the options vest one and half years after the date of grant and 50% of the options vest three years after the date of grant. The 2013 plan has three years contractual life and two years vesting period. Based on the vesting schedule, 50% of the options vest half years after the date of grant and 50% of the options vest two years after the date of grant. Because the exercise price of the options are higher than the estimated fair value of Imaging Taiwan at the date of grant, the calculated value of each option award estimated using the Black-Scholes option-pricing model was nil.

The calculated value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that used the weighted average assumptions in the following table. Imaging Cayman uses the simplified method to estimate the expected term of the options as it does not have sufficient historical share option exercise experience and the exercise data relating to employees of other companies is not easily obtainable. Since Imaging Taiwan’ shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the average historical volatility of similar entities with publicly traded shares. The risk-free rates for the expected term of the options are based on the interest rate of 3 years ROC central government bond at the time of grant.

	2012	2013
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	43.29%	39.50%
Expected term (years)	3.125	2.125
Risk-free interest rate	0.87%	0.85%

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term

Balance at January 1, 2012	-	$-
Granted	1,115,000	1.004
Exercised	-	-
Forfeited	(65,000)	1.004
Balance at December 31, 2012	1,050,000	1.004	3.5
Granted	425,000	1.000
Exercised	-	-
Forfeited	(75,000)	1.004
Balance at December 31, 2013	1,400,000	1.003	2.5
Exercisable at December 31, 2013	700,000	1.003